Exhibit 99.1

Independent Accountant’s Report

RFNA, LP and Subsidiaries

7031 Commerce Circle, Suite 100

Baton Rouge, LA 70809

And

BMO Capital Markets Corp.

320 South Canal Street, 4th Floor

Chicago, IL 60606

And

J.P. Morgan Securities LLC

270 Park Avenue, 4th Floor

New York, NY 10017

And

Wells Fargo Securities, LLC

550 South Tryon Street, 5th Floor

Charlotte, NC 28202

And

SG Americas Securities, LLC

245 Park Avenue

New York, NY 10167

We have performed the procedures enumerated below on certain records and transactions of RFNA, LP and Subsidiaries (referred to herein as the “Company” or “Responsible Party”) for the purpose of assisting the Responsible Party and BMO Capital Markets Corp., J.P. Morgan Securities LLC, Wells Fargo Securities, LLC, and SG Americas Securities, LLC (together with the Company, referred to herein as the “Specified Parties”) in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of finance receivable-backed notes issued by Republic Finance Issuance Trust 2026-A (“REPS 2026-A”) in accordance with the confidential Preliminary Private Placement Memorandum and the confidential Final Private Placement Memorandum (collectively, the “Proposed Transaction”). The Company’s management is responsible for certain records and transactions of the Company for the purpose of assisting the Specified Parties in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of the Proposed Transaction. The Company is responsible for the computer-generated Loan Data Files accurately representing the information included in the Underlying Asset documents and the disclosed assumptions and methodologies.

The Company has agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in comparing specified attributes to source documents as listed in Exhibit A in connection with the issuance of the Proposed Transaction. Additionally, BMO Capital Markets Corp., J.P. Morgan Securities LLC, Wells Fargo Securities, LLC, and SG Americas Securities, LLC have agreed to and acknowledged that the procedures performed are appropriate to meet their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of this report and may not meet the needs of all of the users of this report, and as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representation regarding the appropriateness of the procedures enumerated below either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and associated findings are as follows:

Agreed-Upon Procedures and Findings

For the purposes of this report:

(i)	The computer-generated Loan Data Files provided in a standard Microsoft Excel format containing information related to the Proposed Transaction shall be herein referred to as a “Loan Data File.”

(ii)	The fields in the Loan Data File shall be herein referred to as “Specified Attributes.”

(iii)	The term “Contract” means Unsecured loan contract, Soft Secured loan contract, or Hard Secured loan contract.

(iv)	The term “Unsecured” means a loan that is, as of the origination date, not secured by any collateral.

(v)

The term “Soft Secured” means a loan that is, as of the origination date, secured by security interests in untitled assets, including but not limited to, personal property, such as works of art, electronic equipment or similar items.

(vi)

The term “Hard Secured” means a loan that is, as of the origination date, at least partially secured by one or more vehicles, boats, titled trailers, or other asset for which a certificate of title is issued under applicable state law.

(vii)

The term “Contract Summary Screen” refers to a screen image or access to the Company’s computer systems that the Company’s management represented as information from its Contract accounting system (Allied Business Systems), which includes the customer’s account history and the Specified Attributes related to the Contracts.

(viii)	The term “Contract File” means any file containing the Contract and credit application; and the term “Obligor” means the borrower(s) stated on the respective Contract.

On March 27, 2026, the Company provided us with a computer-generated Loan Data File with a cutoff date of February 28, 2026 (the “February Loan Data File”) containing 51,043 individual customer loans herein referred to as “Underlying Assets” that management represented was the entire population of the Underlying Assets in the Proposed Transaction. We were instructed by the Specified Parties to perform the agreed-upon procedures as outlined in the Engagement Letter dated March 26, 2026 on a random sample of 200 individual customer loans. We selected a random sample from the February Loan Data File sufficient to obtain a total sample size of 200. From March 28, 2026 to April 7, 2026, we were provided with the source documents referenced in Exhibit A related to the respective 200 individual customer loans.

We performed the following procedures on the sample of 200 Underlying Assets:

•	Inspected presence of an electronic credit application (not required for Unsecured Contracts).

•	Inspected presence of a signed Contract.

We identified no exceptions in our procedures outlined above.

We identified the following observation in our procedures outlined above:

Observation Description Number	Observation Description
1	Of the 200 accounts selected, 67 accounts (33.50% of the sample) were Unsecured Contracts which are pre-screened offers sent to pre-approved prospective and former borrowers. As such, these types of loans do not have a credit application and therefore we were unable to inspect any electronic credit applications for these accounts.

For the sample, we compared the Specified Attributes outlined in Exhibit A and as presented in the February Loan Data File to the corresponding source documents outlined in Exhibit A.

In performing these comparisons, we applied the following tolerances as instructed by the Specified Parties:

•	Monthly payment: +/-$1.00

•	APR: +/- 2.5 bps

•	Amount financed +/- $5.00

We noted the following exception in our procedures outlined above:

Exception Description Number	Exception Description
1	Of the 200 accounts selected, the Annual Percentage Rate (APR) on the Contract for 1 selection (0.50% of the sample) was 35.89% and did not agree with the APR of 35.99% on Contract Summary Screen and the February Loan Data File.

For the sample, we recalculated the scheduled contract maturity date based on the term of the Contract set forth on the February Loan Data File and the due date for the first scheduled principal and interest payment by the Obligor set forth on the February Loan Data File. We then compared our recalculation to the source document outlined in Exhibit A.

In recalculating the scheduled contract maturity date, we applied the following tolerance as instructed by the Specified Parties:

•	Maturity date: First payment date used in the calculation +/- 30-day tolerance of the later of Contract date, delivery date, or purchase date, as applicable.

We identified no exceptions in our procedures outlined above.

We did not perform any procedures with respect to the Specified Attributes relating to Underlying Assets as set forth in Exhibit B.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to and did not conduct an examination or a review engagement, the objective of which would be the expression of an opinion or conclusion, respectively, on certain records and transactions of the Company for the purpose of assisting the Specified Parties in comparing Specified Attributes to Source Documents as listed in Exhibit A in connection with the issuance of the Proposed Transaction. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

Our agreed-upon procedures engagement was not conducted for the purpose of the following:

•

Addressing the completeness, accuracy, appropriateness, quality or integrity of any of the information provided to us for the purposes of performing the procedures agreed to by the Specified Parties. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

•	Addressing the conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements.

•	Addressing the value of collateral securing the assets being securitized.

•	Addressing the physical existence or ownership of the assets being securitized.

•	Addressing the compliance of the originator of the assets with federal, state, and local laws and regulations.

•	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

•

Addressing any other factor or characteristic of the assets that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions.

•	Forming any conclusions.

•	Addressing the fair value of the notes or any other disclosures relating to the notes being offered in the Proposed Transaction.

•	Substantiating compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934, including any legal interpretation as to the sufficiency of the procedures performed.

•	Any other terms or requirements of the transaction that do not appear in the report.

Accordingly, we do not provide any assurance on such information.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties, and is not intended to be, and should not be, used by anyone other than the Specified Parties, including investors and rating agencies, who are not identified as Specified Parties but who may have access to this report as required by law or regulation.

/s/ RSM US LLP

Raleigh, North Carolina

April 8, 2026

Exhibit A

Specified Attributes and Source Documents

Number	Specified Attribute	Source Document(s)
1	Account number (KeyAcct)	Contract Summary Screen

2	Amount financed (AmtFinanced_Calculated)	Contract and Contract Summary Screen

3	Original term of Contract (OriginalTerm)	Contract and Contract Summary Screen

4	Amount of the monthly payment (MonthlyPayment)	Contract and Contract Summary Screen

5	Annual Percentage Rate (APR) (OriginalFedAPR)	Contract and Contract Summary Screen

6	Branch state (State)	Contract and Contract Summary Screen

7	Maturity date (MaturityDate)	Recalculation based on Contract

Exhibit B

Specified Attributes Not Subject to Procedures

Below is a list of additional Specified Attributes included in the February Loan Data File. These Specified Attributes were not subject to any procedures as outlined in the Engagement Letter dated March 26, 2026.

Specified Attribute

UniqueID

KeyMonth

KeyBranchNumber

KeyNamesID

KeyContrID

KeyLoan

EligibleForREPS2021A

EligibleForRWFII

EligibleForRWFIII

EligibleForREPS2024A

EligibleForREPS2024B

EligibleForRWFIV

EligibleForRWFV

EligibleForRWFVI

EligibleForRWFVII

EligibleForREPS2025A

CurrentPoolPledgedTo

MonthlyReportingDate

RealtimePoolPledgedTo

RealtimeMonthlyReportingDate

RealtimeWhoAdded

RealtimeEffectiveDateAddedToPool

InHouseImageAvailableFlag

CV19LoanFlag

DPD3160Flag

DPDgt60Flag

OriginalTermGT48Flag

ModifiedLoanFlag

DeceasedLoanFlag

OnlineLoanFlag

WhoAdded

EffectiveDateAddedToPool

KeyPrevContrID

KeyDelqCode

KeyProcessStatus

LoanClass

ProductType

PCorIB_Current

IBorPC_Origination

Branch

CashAdvance

RenewalOrOldBalance

Term

ExpirationDate

DPD

DQ_RFI

FinanceCharges_ELTFee

FinanceCharges_DocFee

FinanceCharges_HandlingCharge

FinanceCharges_SurchargeOrAcquisitionFee

FinanceCharges_4pctFee

FinanceCharges_8pctFee

FinanceCharges_AdminFee

FinanceCharges_ClosingFee

FinanceCharges_OriginationFee

FinanceCharges_Points

FinanceCharges_CreditInvestigationFee

FinanceCharges_MaintenanceCharge

SalesFees_DealerRelated

TotalVoluntaryProducts

TotalOtherFees

TotalBalanceAtBooking

PrecomputeInterest

AmtFinanced_Outstanding

StateAmtFinanced_Outstanding

StateAmtFinanced_Volume

GrossBalance

CurrentUnearned

Payoff

FirstDueDate

FirstPaymentDate

LastPaymentDate

NoteDate

NextDueDate

CurrentFedAPR

OriginalStateAPR

CurrentStateAPR

DayDue

PaymentFrequency

EarningsToDate

OriginalUnearned

CreditScore

OriginalFICOScore

CurrentFICOScore

RiskTier

NewModelRiskTier

DebtToIncomeRatio

VerifiedUnverifiedTotalDTI

VerifiedIncome

UnverifiedIncome

VerifiedRemainingIncome

TotalRemainingIncome

PctTradesOpenedWithin12MonthsToTotalTrades

NumberTradesMoreThan30DaysPastDueInLast6Months

NumberTradesMoreThan60DaysPastDueInLast6Months

NumberTradesMoreThan90DaysPastDueInLast6Months

HousingStatus

RenewalContrID

NumberOfExtensions

RemainingTerm

LoanStatus_DaysPastDue

FlexiFlag

CollateralCode

CBIStatusCode

LoanStatus_BankruptcyFlag

BkrAPRRequested

NoteClass

LCProgramNumber

ElectronicContractFlag

PayType